UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:		100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, May 1, 2006


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	102

Form 13F Information Table Value Total:	$105,564


List of Other Included Managers:    NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 Com Corp                     COM              885535104      375    73300 SH       SOLE                    45500             27800
3M Company                     COM              88579Y101      686     9066 SH       SOLE                     5166              3900
Adobe Systems Inc              COM              00724F101      636    18200 SH       SOLE                    13400              4800
Altria Group Inc               COM              02209S103     3562    50274 SH       SOLE                    26834             23640
American Express Co.           COM              025816109      441     8400 SH       SOLE                     6400              2000
Amgen Inc                      COM              031162100     1688    23209 SH       SOLE                    14705              8504
Anheuser Busch Co.             COM              035229103      509    11900 SH       SOLE                     4200              7800
Arkansas Best Corp             COM              040790107      262     6700 SH       SOLE                     5100              1600
BP-Amoco                       COM              055622104      453     6578 SH       SOLE                     1978              4600
Bank Of America Corp           COM              060505104      652    14326 SH       SOLE                    11088              3338
Boeing Co                      COM              097023105      273     3500 SH       SOLE                     2500              1000
Bright Horizons Family Solutio COM              109195107      229     5900 SH       SOLE                     4500              1400
Cerner Corp                    COM              156782104      323     6800 SH       SOLE                     5200              1600
Church & Dwight Co Inc         COM              171340102      321     8700 SH       SOLE                     6450              2250
Citigroup Inc                  COM              172967101     2536    53702 SH       SOLE                    32196             21706
Constellation Brands Inc Cl A  COM              21036P108      972    38800 SH       SOLE                    23400             15600
Corning Inc                    COM              219350105      380    14100 SH       SOLE                     8400              5700
Corporate Executive Board Co   COM              21988R102      353     3500 SH       SOLE                     2600               900
Countrywide Financial Corp     COM              222372104      470    12796 SH       SOLE                     8198              4598
Coventry Health Care           COM              222862104      429     7950 SH       SOLE                     5600              2350
E W Scripps Co New-Cl A        COM              811054204      717    16032 SH       SOLE                    13132              2900
Erie Family Life               COM              295242101      353    11215 SH       SOLE                     6375              9840
Erie Indemnity Co              COM              29530P102     1238    23521 SH       SOLE                    19550              5982
Expeditors International Of Wa COM              302130109      294     3400 SH       SOLE                     2800               600
Exxon Mobil Corp               COM              30231G102     1568    25759 SH       SOLE                     6659             19100
F N B Corp-Pa                  COM              302520101      327    19138 SH       SOLE                    19000               138
Fedex Corp                     COM              31428X106      593     5250 SH       SOLE                     3100              2150
First Data Corp                COM              319963104     1484    31700 SH       SOLE                    18500             13200
General Dynamics Corp          COM              369550108      218     3400 SH       SOLE                     3200               200
General Electric Co            COM              369604103     1558    44800 SH       SOLE                    29872             14928
Genesee & Wyoming Inc          COM              371559105      495    16125 SH       SOLE                    11625              4500
H J Heinz Co                   COM              423074103      292     7700 SH       SOLE                     3600              4100
Home Depot Inc                 COM              437076102     1273    30106 SH       SOLE                    19506             10600
IAC/Interactivecorp            COM              44919P300      343    11650 SH       SOLE                     5950              5800
Intel Corp                     COM              458140100      409    21038 SH       SOLE                    10700             10338
JC Data Solutions Inc.         COM              47214a100        0    15000 SH       SOLE                    15000
Knight Transportation Inc      COM              499064103      209    10575 SH       SOLE                     8625              1950
L-3 Communications Holdings In COM              502424104     1231    14350 SH       SOLE                     7450              7000
Lawson Software Inc            COM              520780107      176    23000 SH       SOLE                    13500              9500
Legg Mason Inc                 COM              524901105      915     7298 SH       SOLE                     4000              3298
Loews Corp Carolina Group      COM              540424207      336     7100 SH       SOLE                     3300              3800
Lsi Logic Corp                 COM              502161102      139    12000 SH       SOLE                     3500              8500
Marsh & Mclennan Companies Inc COM              571748102      285     9700 SH       SOLE                     6300              3400
Michaels Stores Inc            COM              594087108      485    12900 SH       SOLE                     7000              5900
Microsoft Corp                 COM              594918104     1092    40114 SH       SOLE                    29234             10880
NYSE Group Inc.                COM              62949w103      238     3000 SH       SOLE                     1600              1400
National City Corp             COM              635405103      209     5984 SH       SOLE                     5684               300
North Fork Bancorporation Inc  COM              659424105      534    18522 SH       SOLE                    16722              1800
Novell Inc                     COM              670006105      177    23100 SH       SOLE                    13600              9500
Patterson Companies Inc        COM              703395103      778    22100 SH       SOLE                    13200              8900
Pepsico Inc                    COM              713448108      288     4975 SH       SOLE                     3975              1000
Procter & Gamble Co            COM              742718109      627    10884 SH       SOLE                     8584              2300
Southern Co                    COM              842587107      263     8020 SH       SOLE                     4020              4000
St Paul Travelers Companies In COM              792860108      947    22671 SH       SOLE                    15406              7265
Stryker Corp                   COM              863667101      503    11351 SH       SOLE                     5451              5900
Time Warner Inc New            COM              887317105      184    10950 SH       SOLE                     4600              6350
Union Pacific Corp.            COM              907818108      467     5000 SH       SOLE                                       5000
United Parcel Svc Inc Cl B     COM              911312106      361     4550 SH       SOLE                     2450              2100
Unitedhealth Group Inc         COM              91324P102      832    14900 SH       SOLE                     8600              6400
Us Bancorp Del Com New         COM              902973304      284     9300 SH       SOLE                     5400              3900
Varian Medical Systems Inc     COM              92220P105      421     7500 SH       SOLE                     5600              1900
Verizon Communications         COM              92343V104      326     9563 SH       SOLE                     9238               325
Wachovia Corporation Com       COM              929903102      352     6286 SH       SOLE                     5186              1100
Wells Fargo & Co               COM              949746101      530     8300 SH       SOLE                     6650              1650
Yahoo Inc                      COM              984332106      274     8500 SH       SOLE                     5500              3000
Fidelity Adv Equity Growth Fd  MF               315805101      290     5480 SH       SOLE                     5480
Schwab Instl Select S&P 500    MF               808509798    11535  1128675 SH       SOLE                  1128675
Vanguard Index 500 Portfolio   MF               922908108     1742    14612 SH       SOLE                    11009              3602
Vanguard Windsor II            MF               922018205     3492   107602 SH       SOLE                   105494              2108
iShares S&P 500                MF               464287200      562     4325 SH       SOLE                     3085              1240
Buffalo Science & Technology F MF               119530103      446    32593 SH       SOLE                    29762              2831
Calamos Growth Fd              MF               128119302     6516   111753 SH       SOLE                   108855              2897
Janus MC Value Fd              MF               471023598     3281   139540 SH       SOLE                   132648              6892
Meridian Growth Fund           MF               589619105     1061    26296 SH       SOLE                    24632              1663
Muhlenkamp Fd                  MF               962096103     7677    89290 SH       SOLE                    85827              3463
Oakmark Select Fd              MF               413838608     1752    51953 SH       SOLE                    51953
Rainier Small/Mid Growth Fd    MF               750869208     2072    54839 SH       SOLE                    52038              2801
T Rowe MC Growth               MF               779556109     7332   127498 SH       SOLE                   126400              1098
iShares Russell MC Growth Inde MF               464287481     1177    11613 SH       SOLE                     8998              2615
Buffalo SC Fund                MF               119804102     1390    48400 SH       SOLE                    47839               561
Diamond Hill SC Fd             MF               25264S304     1452    56960 SH       SOLE                    55930              1030
FPA Capital                    MF               302539101      343     7613 SH       SOLE                     7613
Janus SC Value Fd              MF               471023564     1550    52145 SH       SOLE                    52145
UMB SC Fund                    MF               90280R102     1071    60106 SH       SOLE                    58177              1929
Vanguard Explorer Fd           MF               921926101     2350    28071 SH       SOLE                    27106               966
iShares Russell 2000 Value Ind MF               464287630      445     5953 SH       SOLE                     4351              1602
Artisan Int'l Fund             MF               04314H204     2083    74398 SH       SOLE                    74398
Julius Baer Intl Equity A      MF               481370104     1360    33979 SH       SOLE                    33216               763
T.Rowe Emerging Market Stock F MF               77956g864      260     9066 SH       SOLE                     8238               828
UBS Global Allocation Fd Cl A  MF               90262h627      204    14675 SH       SOLE                    14675
UMB Scout Worldwide Fd         MF               90280U105      867    28421 SH       SOLE                    24621              3800
Bank Of America Capital 7.00%  PFD              055187207      252    10000 SH       SOLE                                      10000
Citigroup Capital X 6.1%       PFD              173064205      288    11900 SH       SOLE                     6500              5400
Countrywide Capital IV 6.75% T PFD              22238E206      226     9000 SH       SOLE                     2700              6300
Fanniemae  4.75%               PFD              313586836      245     6000 SH       SOLE                      300              5700
Fleet Capital 7.20% Series VII PFD              33889X203      329    13000 SH       SOLE                     1000             12000
GE Capital Corp. 6.625% Pines  PFD              369622527      278    11000 SH       SOLE                     1000             10000
GMAC 7.375%                    PFD              370425308      294    14000 SH       SOLE                     1500             12500
JP Morgan Chase 7.00%          PFD              46623D200      254    10000 SH       SOLE                                      10000
JP Morgan Chase XI 5.875%      PFD              46626V207      318    13600 SH       SOLE                     4400              9200
SLM Corp Cpi Lkd Nt Fltg Rate  PFD              78442P403      343    13700 SH       SOLE                    12500              1200
Suntrust Capital 7.05% Series  PFD              86789N204      252    10000 SH       SOLE                                      10000